Stock-Based Incentive Compensation Plans (Total unrecognized compensation expense for all stock-based incentive compensation plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation arrangement by share-based payment award [Line Items]
Expense	$ 85	$ 65	$ 59
Stock Options [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Expense	$ 11	$ 8	$ 8
Weighted average period (in years)	9 months 18 days	8 months 12 days	8 months 12 days
Performance Shares [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Expense	$ 19	$ 14	$ 14
Weighted average period (in years)	1 year 2 months 12 days	1 year 2 months 12 days	1 year 3 months 18 days
RSUs [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Expense	$ 55	$ 43	$ 37
Weighted average period (in years)	1 year 4 months 24 days	1 year 4 months 24 days	1 year 2 months 12 days